Consolidated shareholders’ equity - Summary of Number of Restricted Shares Not Yet Fully Vested (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Total expense for restricted share plans	€ 5	€ 4	€ 4
Restricted shares
Disclosure of classes of share capital [line items]
Total expense for restricted share plans	€ 247	€ 248	€ 238
Number of shares not yet fully vested (in shares)	10,908,503	13,576,464	12,867,519
Restricted share plan 2019
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)	3,662,806	0	0
Restricted share plan 2018
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)	4,117,795	4,406,593	0
Restricted share plan 2017
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)	3,127,902	3,314,391	3,468,576
Restricted Share Plan 2016
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)	0	3,690,226	3,798,073
Restricted share plan 2015
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)	0	2,165,254	3,438,420
Restricted share plan 2014
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)	0	0	2,162,450